Long-term Investments - Equity Method Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating data:
Revenue	$ 1,120,086	$ 888,767	$ 569,974
Gross profit	744,208	562,892	447,060
Income (loss) from operations	7,465	(39,854)	(111,031)
Net income (loss)	(53,900)	60,972	(72,828)
Net income (loss) attributable to the investees	(53,148)	61,665	$ (70,913)
Balance sheet data:
Current assets	1,617,545	1,045,113
Long-term assets	1,508,744	1,455,556
Current liabilities	808,737	295,372
Long-term liabilities	66,012	32,330
Non-controlling interests	$ 13,406	$ (898)